NOTES RECEIVABLE (Details Narrative)							3 Months Ended
	Apr. 30, 2023 CAD ($)	Apr. 28, 2023 USD ($)	Jan. 30, 2023 USD ($)	Jan. 30, 2023 CAD ($)	Oct. 21, 2022 USD ($)	Oct. 21, 2022 CAD ($)	Mar. 31, 2023 CAD ($) [1]
IfrsStatementLineItems [Line Items]
Payment from notes receivable					$ 25,000	$ 34,860
Note 1 [member]
IfrsStatementLineItems [Line Items]
Maturity Date			Mar. 31, 2023	Mar. 31, 2023			Jun. 30, 2023
Repayments of current borrowings			$ 25,000	$ 33,369			$ 33,369
Note 1 [member] | Nonadjusting events related party payment [member]
IfrsStatementLineItems [Line Items]
Repayments of current borrowings	$ 13,533	$ 10,000

[1]	These notes are denominated in US dollars.